Preferred and Common Stock (Details Narrative) - USD ($)	1 Months Ended		2 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended			7 Months Ended	11 Months Ended	12 Months Ended
	Jan. 19, 2021	Feb. 01, 2019	Feb. 21, 2020	Feb. 29, 2016	Mar. 21, 2019	Apr. 18, 2019	Jul. 13, 2021	Jul. 10, 2020	Jul. 15, 2017	Jul. 30, 2021	Dec. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 18, 2020	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2015
Class of Stock [Line Items]
Common stock shares outstanding												25,198,620	15,881,147
Common Stock, Par or Stated Value Per Share												$ 0.0001	$ 0.0001
Shares tendered, nominal value												$ 0	$ 0
Payments for tender offer expenses												$ (0)	$ (0)		$ 10,228,000
Gain/ (Loss) from stock redemption recognized in Retained Earnings															(18,855,000)
Derecognision of non-controlling interest															$ 162,230,000
Preferred Stock, Shares Outstanding												23,032	23,032
Navios Logistics [Member]
Class of Stock [Line Items]
Dividends paid			$ 27,500,000					$ 6,381,000
Common Stock Dividends, Shares								2,414,263
Dividends paid to noncontrolling shareholders			9,948,000					$ 2,308,000
Navios Corporation [Member]
Class of Stock [Line Items]
Common stock shares outstanding												2,414,263	2,414,263
Grimaud [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction												9,301,542
Gain/ (Loss) from stock redemption recognized in Retained Earnings												$ 21,000,000
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture							9,301,542
Payments of Dividends										$ 16,000,000
Line of Credit Facility, Increase (Decrease), Net										$ 20,000,000
Debt Securities												15,000,000
Derecognision of non-controlling interest												27,243,000
Paid in capital												8,757,000
Net proceeds												44,437,000
Costs from sale of common stock												$ 176,000
Navios Holdings [Member] | Navios Logistics [Member]
Class of Stock [Line Items]
Dividends paid			$ 17,552,000
Dividends Undeclared [Member]
Class of Stock [Line Items]
Dividends cancelled													$ 171,000
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted												0
Conversion of stock, shares converted													210		3,289
Conversion of stock, shares issued													22,712
Preferred Stock, Liquidation Preference, Value															$ 10,000
Preferred Stock, Redemption Price Per Share															$ 10
Preferred Stock, Dividend Rate, Percentage												2.00%
Common Stock [Member]
Class of Stock [Line Items]
Common stock shares outstanding												25,198,620	15,881,147
Conversion of Stock, Shares Issued															352,770
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture	16,000	151,515									40,000			16,000
Common Stock [Member] | Share Repurchase Program [Member]
Class of Stock [Line Items]
Share repurchase program, Authorized amount																			$ 25,000,000
Acquisition of treasury stock, shares				114,791												94,858
Acquisition of treasury stock, value				$ 1,070,000												$ 818,000
Common Stock [Member] | Dividends Undeclared [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued													1,712		23,870
Share Price													$ 6
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding												5,350	5,350
Series G Preferred Stock [Member] | Exchange program for 66 2/3% shares [Member]
Class of Stock [Line Items]
Dividends cancelled						$ 6,798,000
Number of shares issued for the exchange offer						8,841
Shares tendered, nominal value						$ 21,271,000
Tender offer expenses						620,000
Payments for tender offer expenses						4,423,000
2024 Notes issued						3,879,000
Gain/ (Loss) from stock redemption recognized in Retained Earnings						$ 12,568,000
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding												17,682	17,682
Series H Preferred Stock [Member] | Exchange program for 66 2/3% shares [Member]
Class of Stock [Line Items]
Dividends cancelled					$ 7,678,000
Number of shares issued for the exchange offer					10,930
Shares tendered, nominal value					$ 26,297,000
Tender offer expenses					997,000
Payments for tender offer expenses					4,188,000
2024 Notes issued					4,747,000
Gain/ (Loss) from stock redemption recognized in Retained Earnings					$ 16,365,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding												23,032	23,242
Preferred Stock [Member] | Dividends Undeclared [Member]
Class of Stock [Line Items]
Undeclared preferred dividends												$ 30,348,000	$ 25,222,000
Restricted Stock [Member]
Class of Stock [Line Items]
Forfeited shares of common stock												894	1,345		3,379
Before 1-for-10 reverse stock split [Member]
Class of Stock [Line Items]
Common stock shares outstanding																	128,434,137	120,386,472
After 1-for-10 reverse stock split [Member]
Class of Stock [Line Items]
Common stock shares outstanding																	12,843,414	12,038,647
Issued in 2017 [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Vested stock units												825	825		825
Issued in 2016 [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Vested stock units													84,336		334
First Conversion [Member] | Dividends Undeclared [Member]
Class of Stock [Line Items]
Dividends cancelled															$ 1,471,000
First Conversion [Member] | Common Stock [Member] | Dividends Undeclared [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted															1,980
Conversion of Stock, Shares Issued															14,711
Share Price															$ 75
Second Conversion [Member] | Dividends Undeclared [Member]
Class of Stock [Line Items]
Dividends cancelled															$ 916,000
Second Conversion [Member] | Common Stock [Member] | Dividends Undeclared [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted															1,309
Conversion of Stock, Shares Issued															9,159
Share Price															$ 41
American Depositary Shares [Member] | Series G and Series H [Member]
Class of Stock [Line Items]
Percentage of the increase of the preferred dividend rate									0.25%
American Depositary Shares [Member] | Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share												$ 25
Sale of Stock, Number of Shares Issued in Transaction												2,000,000
Preferred Stock, Liquidation Preference Per Share												$ 2,500
Preferred Stock, Dividend Rate, Percentage												8.75%
American Depositary Shares [Member] | Series H Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share												$ 25
Sale of Stock, Number of Shares Issued in Transaction												4,800,000
Preferred Stock, Liquidation Preference Per Share												$ 2,500
Preferred Stock, Dividend Rate, Percentage												8.625%